Borrowings - Summary of Breakdown of Borrowings (Parenthetical) (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Euribor Floored Rate	0.00%	0.00%
Borrowings, interest rate	0.10%
Borrowings	€ 137,960	€ 213,128	€ 159,610
Shareholder Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.00%	9.00%
Borrowings, maturity		2035
Borrowings		€ 100,193	92,031
Top of range [member] | Shareholder Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	November 30, 2035	November 30, 2035
Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Borrowings [Member] | Shareholder Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0	€ 8,129	€ 7,853
Borrowings [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.25%